Leases - Summary of Unrealized Interest Income of the Finance Lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 1,298,516	₩ 654,759
Net investment in lease	1,173,565	586,195
Present value of minimum lease payments	1,173,565	586,133
Present value of unguaranteed residual value	0	62
Unearned interest income	₩ 124,951	₩ 68,564